Condensed Statements of Comprehensive Income (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating expenses:
General and administrative expense	$ (24,922)	$ (23,015)	$ (23,495)
Long-term incentive compensation expense	(4,961)	(6,950)	(5,950)
Total operating expenses	(247,918)	(208,647)	(154,650)
Income (loss) from operations	281,055	278,447	268,146
Other income:
Interest income	122	146	32
Net other income (expense)	(84,850)	(67,891)	(59,647)
Income tax expense	(6,831)	(5,493)	(4,481)
Net income	189,374	205,063	204,018
Less: Net (income) loss attributable to the noncontrolling interests	(6,565)	1,887	(14,412)
Net income attributable to Textainer Group Holdings Limited common shareholders	182,809	206,950	189,606
Net income attributable to Textainer Group Holdings Limited common shareholders per share:
Basic	$ 3.25	$ 4.04	$ 3.88
Diluted	$ 3.21	$ 3.96	$ 3.80
Weighted average shares outstanding (in thousands):
Basic	56,317	51,277	48,859
Diluted	56,862	52,231	49,839
Other comprehensive income:
Foreign currency translation adjustments	(45)	142	24
Comprehensive income	189,329	205,205	204,042
Comprehensive (income) loss attributable to the noncontrolling interest	(6,565)	1,887	(14,412)
Comprehensive income attributable to Textainer Group Holdings Limited common shareholders	182,764	207,092	189,630
Parent Company
Operating expenses:
General and administrative expense	3,353	2,555	2,676
Long-term incentive compensation expense	499	1,340	638
Total operating expenses	3,852	3,895	3,314
Income (loss) from operations	(3,852)	(3,895)	(3,314)
Other income:
Equity in net income of subsidiaries	193,222	209,036	207,332
Interest income	4	5
Net other income (expense)	193,226	209,041	207,332
Income before income tax	189,374	205,146	204,018
Income tax expense		(83)
Net income	189,374	205,063	204,018
Less: Net (income) loss attributable to the noncontrolling interests	(6,565)	1,887	(14,412)
Net income attributable to Textainer Group Holdings Limited common shareholders	182,809	206,950	189,606
Net income attributable to Textainer Group Holdings Limited common shareholders per share:
Basic	$ 3.25	$ 4.04	$ 3.88
Diluted	$ 3.21	$ 3.96	$ 3.80
Weighted average shares outstanding (in thousands):
Basic	56,317	51,277	48,859
Diluted	56,862	52,231	49,839
Other comprehensive income:
Foreign currency translation adjustments	(45)	142	24
Comprehensive income	189,329	205,205	204,042
Comprehensive (income) loss attributable to the noncontrolling interest	(6,565)	1,887	(14,412)
Comprehensive income attributable to Textainer Group Holdings Limited common shareholders	$ 182,764	$ 207,092	$ 189,630